Schedule of Carrying Values and Fair Value Estimates of Financial Instruments not Carried at Fair Value (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Financial assets
Mortgage loans	$ 570,365	$ 564,847
Financial liabilities
Liability for collateral	59,772	61,097	127,983	149,362
Carrying value
Financial assets
Mortgage loans	570,365	564,847
Cost method limited partnerships	29,746	32,355
Notes due from related party	2,833	5,581
Financial liabilities
Contractholder funds on investment contracts	3,050,538	3,431,056
Liability for collateral	59,772	61,097
Fair value
Financial assets
Mortgage loans	602,516	588,344
Cost method limited partnerships	30,920	31,257
Notes due from related party	2,833	5,581
Financial liabilities
Contractholder funds on investment contracts	3,222,131	3,521,443
Liability for collateral	$ 59,772	$ 61,097